Asset management income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	$ 356,973	$ 366,043	$ 424,977
Burford only
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from BOF-C	6,630	7,137
Elimination of third-party entity interests
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from BOF-C	6,630	7,137
Management fee income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	8,706	15,160	10,936
Management fee income | Burford only
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	11,454	18,399	13,996
Management fee income | Elimination of third-party entity interests
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	2,748	3,239	3,060
Performance fee income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	6,400		755
Performance fee income | Burford only
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	6,400	594	1,803
Performance fee income | Elimination of third-party entity interests
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income		594	1,048
Asset Managements Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	15,106	15,160	11,691
Asset Managements Income | Burford only
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	24,484	26,130	15,799
Asset Managements Income | Elimination of third-party entity interests
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total asset management income	$ 9,378	$ 10,970	$ 4,108